Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule of Delinquent Participant Contribution

Participant Contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transactions			Total Fully Corrected Under VFCP and PTE 2002-51
$115			$—
Check Here If Late Participant Loan Payments Included	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP
☐	$—	$—	$—	$115